Summary of Significant Accounting Policies - Schedule of Balances and Amounts of VIEs and Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2023 USD ($)
ASSETS
Total current assets	¥ 511,188		¥ 525,982		$ 73,739
Total non-current assets	89,852		76,551		12,960
TOTAL ASSETS	601,040		602,533		86,699
LIABILITIES
Amounts due to related parties	867		883		125
Accrued expenses and other current liabilities	59,542		68,289		8,589
Operating lease liabilities-current	2,531		3,185		365
Income tax payable	17,171		14,722		2,477
Deferred revenue	7,269		6,492		1,049
Total current liabilities	87,380		93,571		12,605
Deferred tax liabilities	575		725		83
Operating lease liabilities - non-current	1,195		5,743		172
Total non-current liabilities	1,770		6,468		255
TOTAL LIABILITIES	89,150		100,039		12,860
Total revenue	34,216	$ 4,936	250,223	¥ 280,282
Operating loss	(35,665)	(5,144)	(66,214)	(36,475)
Net loss	(33,488)	(4,830)	(118,732)	(27,886)
Net cash provided by (used in) operating activities	(25,493)	(3,678)	(91,321)	31,124
Net cash (used in) provided by investing activities	(96,702)	(13,948)	4,297	(68,004)
Net cash provided by financing activities	(838)	(121)	(25,555)	198
VIEs
ASSETS
Total current assets	54,382		64,735		7,845
Total non-current assets	47,576		61,160		6,863
TOTAL ASSETS	101,958		125,895		14,708
LIABILITIES
Amounts due to related parties	867		883		125
Accrued expenses and other current liabilities	56,009		64,449		8,079
Operating lease liabilities-current	2,067		2,626		298
Income tax payable	13,963		12,339		2,014
Deferred revenue	7,269		6,492		1,049
Total current liabilities	80,175		86,789		11,565
Deferred tax liabilities	575		725		83
Operating lease liabilities - non-current	859		5,152		124
Total non-current liabilities	1,434		5,877		207
TOTAL LIABILITIES	81,609		92,666		$ 11,772
Total revenue	33,381	4,815	250,223	280,282
Operating loss	(12,688)	(1,830)	(63,619)	(13,652)
Net loss	(11,077)	(1,598)	(80,976)	(5,529)
Net cash provided by (used in) operating activities	(73,927)	(10,664)	(53,288)	43,753
Net cash (used in) provided by investing activities	4,841	698	(2,294)	(33,758)
Net cash provided by financing activities	¥ 44,640	$ 6,439	¥ 4,240	¥ 198